Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2021
Accounting Policies [Abstract]
Entity incorporation, date of incorporation	Apr. 05, 2005			Apr. 05, 2005
Pro forma weighted average shares outstanding, diluted	20,991,730	18,143,200	17,415,774	19,867,774
Impairment of fixed assets and intangibles	$ 0	$ 0